Effective Income Tax Rate on Continuing Operations (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Effective Tax Rate Reconciliation [Line Items]
Statutory tax rate	35.00%	35.00%	35.00%
Effect of statutory depletion	(12.00%)	(17.60%)	(17.60%)
State income taxes	1.50%	1.30%	1.30%
Foreign valuation allowance		(3.40%)	2.50%
Foreign taxes, other	1.70%	0.70%	2.10%
Domestic production deduction	(2.10%)	0.10%	(1.20%)
Advanced pricing agreements	0.90%	0.70%
Medicare subsidy			(0.20%)
Other items	1.80%	(0.10%)	(1.00%)
Effective income tax rate	26.80%	16.70%	20.90%